Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	$ (2,258)	$ (2,243)	$ (2,261)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,057,661	1,111,823	1,191,684
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,055,494	1,109,745	1,189,451
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	248,336	271,439	314,060
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,959	22,128	21,146
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,028	101,650	99,039
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,637	46,714	50,082
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	599,105	605,108	639,669
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	252,724	251,891	268,616
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,854	90,220	97,817
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,773	29,008	30,084
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,406	24,276	25,957
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,268	150,759	156,353
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,927	1,840	2,041
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,792	5,358	5,727
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,284	8,777	9,214
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,902	2,912	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	60,431	62,707	65,455
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,601	2,615	2,615
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,167	2,078	2,233
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	1,001
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(597)	(620)	(700)
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,026,888	1,077,191	1,161,661
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,024,721	1,075,113	1,159,428
Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	248,244	271,378	314,025
Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,627	22,027	21,092
Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,028	101,650	99,039
Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,637	46,714	50,082
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	569,476	571,400	610,922
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241,499	239,416	256,614
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,018	84,485	92,084
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,888	23,954	25,671
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,585	20,506	22,155
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,272	149,153	156,299
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,479	1,402	1,564
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,556	5,169	5,662
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,846	7,998	8,920
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,703	2,629	2,795
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	59,710	61,945	64,268
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,408	2,430	2,422
Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,167	2,078	2,233
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(404)	(406)	(416)
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,117	29,428	25,410
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,117	29,428	25,410
Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16	17	18
Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	319	65	17
Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,249	28,773	24,408
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,077	11,319	10,695
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,507	5,444	5,367
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,829	3,917	3,182
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,531	2,745	2,919
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	875	931	3
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	408	399	438
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	222	165	25
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	421	776	273
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	119	199	92
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	533	574	968
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83	70	79
Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(1,053)	(1,035)	(993)
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,458	3,908	3,027
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,458	3,908	3,027
Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,287	3,742	2,869
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,062	923	929
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	243	179	270
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	700	689	700
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,049	951	754
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54	549	50
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40	38	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11	11	22
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	3	4
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39	35	38
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171	166	158
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110	115	114
Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(204)	(182)	(153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,198	1,296	1,587
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,198	1,296	1,587
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	76	43	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13	36	38
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,093	1,194	1,470
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86	233	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86	111	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	357	447	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241	74	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66	126	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	12	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	0	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41	49	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16	22	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	252,892	252,087	268,825
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,907	90,284	97,920
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,299	29,587	30,660
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,922	24,718	26,359
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,308	150,820	156,394
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,968	1,879	2,083
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,917	5,481	5,858
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,329	8,823	9,265
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,970	2,976	3,041
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,647	2,664	2,665
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241,557	239,471	256,675
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,045	84,512	92,124
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,981	24,045	25,775
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,646	20,570	22,226
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,278	149,160	156,312
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,485	1,408	1,571
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,575	5,186	5,681
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,883	8,038	8,968
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,723	2,649	2,817
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,412	2,435	2,426
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,154	11,412	10,792
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,538	5,472	5,398
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,923	4,001	3,252
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,569	2,777	2,961
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	877	932	15
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	419	410	449
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	224	168	26
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	426	782	276
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	140	218	110
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	71	80
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,092	962	968
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	245	188	290
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	972	1,008	1,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,463	1,286	1,031
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71	590	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64	61	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	115	115	133
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	3	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66	59	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	151	157	159
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	89	243	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	111	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	424	534	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244	85	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82	138	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	12	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17	0	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41	49	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,964)	(1,915)	(1,911)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,964)	(1,915)	(1,911)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(60)	(55)	(48)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28)	(24)	(12)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,743)	(1,700)	(1,698)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(167)	(196)	(209)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(53)	(64)	(103)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(526)	(580)	(575)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(515)	(442)	(402)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(61)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(40)	(42)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(125)	(123)	(130)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(44)	(47)	(51)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(68)	(64)	(59)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(131)	(134)	(151)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(47)	(49)	(49)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(397)	(405)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(397)	(405)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(355)	(362)	(423)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(57)	(55)	(62)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28)	(27)	(41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(93)	(91)	(105)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(60)	(64)	(71)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(7)	(13)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(19)	(17)	(18)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(38)	(40)	(48)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20)	(20)	(22)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34)	(35)	(41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(6)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(333)	(318)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(333)	(318)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(27)	(25)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(298)	(284)	(289)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(77)	(92)	(97)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31)	(28)	(31)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(94)	(83)	(70)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(38)	(32)	(42)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(1)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(10)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(7)	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21)	(19)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(8)	(9)	(10)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,021)	(1,003)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,021)	(1,003)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(937)	(920)	(862)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30)	(39)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(9)	(21)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(272)	(318)	(312)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(414)	(335)	(277)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(16)	(41)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(23)	(24)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(104)	(104)	(111)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(27)	(24)	(20)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(84)	(83)	(94)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(43)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(212)	(189)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(212)	(189)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(32)	(30)	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(22)	(18)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(153)	(134)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)	(10)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8	0	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(67)	(87)	(89)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)	(11)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(16)	(12)	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(6)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0